Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of Current and Deferred Tax (Expenses) Benefits

The following table presents the current and deferred tax (expense) benefits (in USD thousands):

	For the year ended December 31,
	2021	2020	2019
Current income tax expense
Current year	$—	$—	$(86)
Uncertain tax positions	(110)	(74)	(76)
Total current income tax expense	$(110)	$(74)	$(162)

Deferred income tax (expense) benefit
Origination and reversal of temporary differences	$(58)	$1,960	$—
Total deferred income tax (expense) benefit	$(58)	$1,960	$—

Total income tax (expense) benefit	$(168)	$1,886	$(162)

Reconciliation of Expected Tax Expense to Tax Expense Report in Statement of Loss

The following table presents the reconciliation of the expected tax expense to the tax expense report in the statement of loss (in USD thousands):

	For the year ended December 31,
	2021	2020	2019
Loss before tax	$(73,507)	$(41,225)	$(33,629)
Tax at Swiss statutory rate	9,907	5,541	4,519
Effect of tax rates in foreign jurisdictions	(218)	(177)	568
Tax effect of:
Unrecognized deferred tax assets	(9,077)	(3,276)	(5,110)
Income not subject to tax (expense not deductible for tax purposes)	(805)	41	(1)
Uncertain tax positions	(110)	(74)	(76)
Other	135	(169)	(62)
Income tax (expense)/benefit	$(168)	$1,886	$(162)

Summary of Movement in Deferred Tax Balances

During the year ended December 31, 2020, the Company recognized deferred tax assets for its foreign subsidiaries due to the implementation of intercompany transfer pricing arrangements that will assure realization of their respective deferred tax assets in each country. The following table presents the changes in the Company’s deferred tax assets and deferred tax liabilities (in USD thousands):

	Depreciation & amortization	Bad debt reserves	Accrued pension	ROU asset	Lease liability	Other	Net operating loss carryforward	Total
January 1, 2021	$288	$433	$35	$(311)	$301	$(10)	$1,378	$2,114
Recognized in profit or loss	(309)	(65)	12	(34)	331	38	(31)	(58)
Currency translation differences	(8)	(27)	(3)	(7)	(2)	68	(87)	(66)
December 31, 2021	$(29)	$341	$44	$(352)	$630	$96	$1,260	$1,990
Deferred tax assets	—	341	44	—	630	361	1,260	2,636
Deferred tax liabilities	(29)	—	—	(352)	—	(265)	—	(646)
	Depreciation & amortization	Bad debt reserves	Accrued pension	ROU asset	Lease liability	Other	Net operating loss carryforward	Total
January 1, 2020	$—	$—	$—	$—	$—	$—	$—	$—
Recognized in profit or loss	268	403	33	(289)	280	(17)	1,282	1,960
Recognized in OCI	—	—	7	—	—	—	—	7
Currency translation differences	20	30	(5)	(22)	21	7	96	147
December 31, 2020	$288	$433	$35	$(311)	$301	$(10)	$1,378	$2,114
Deferred tax assets	288	433	35	—	301	—	1,378	2,435
Deferred tax liabilities	—	—	—	(311)	—	(10)	—	(321)

Summary of Unrecognized Deferred Tax Assets	The following table consists of the deferred tax assets that have not been recognized because it is not probable that there will be future taxable profits to use these benefits (in USD thousands):
	December 31,
	2021		2020
	Gross amount	Tax effect	Gross amount	Tax effect
Deductible temporary differences	$5,101	$729	$5,371	$722
Net operating loss carryforwards	202,394	28,597	141,896	20,616
Total	$207,495	$29,326	$147,267	$21,338

Summary of Expiring Amounts of Unrecognized Net Operating Loss Carryforwards	As of December 31, 2021 and December 31, 2020, the Company had the following expiring amounts of unrecognized NOL carryforwards (in USD thousands):
	December 31,
	2021	2020
One year	$7,625	$3,262
Two years	12,170	7,265
Three years	16,482	12,170
Four years	15,772	16,482
Thereafter and unlimited	150,345	102,717
Net operating loss carryforwards	$202,394	$141,896